Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Payables [Abstract]
Disclosure of detailed information of other payables explanatory
	December 31 2025	December 31 2024
	USD in thousands	USD in thousands
Accrued expenses	217,196	14,214
Provision for construction completion cost	128,750	46,178
Liabilities to employees and other liabilities for salaries	28,546	15,340
Government institutions	8,808	13,845
Payables in respect of purchase transaction	3,946	11,829
Interest payable in respect of debentures	8,465	4,321
Interest payable in respect of loans	8,957	1,830
Others	1,073	268

	405,741	107,825